Accruals and Other Payables	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
7.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Accrued operating expenses	347,864	547,617	70,358
Accrued rental expenses	220,830	113,458	14,577
Accrued audit fees	153,698	644,864	82,852
Provision for sales commissions	1,600,643	671,907	86,327
Provision for long service payments and staff benefits	468,236	1,229,975	158,027
Others	107,594	459,609	59,051
Total	2,898,865	3,667,430	471,192